Premises and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 9: Premises and Equipment

Premises and equipment include the following at:

	December 31,
(in thousands)	2014	2013
Land	$2,850	$2,850
Building and leasehold improvements	9,002	8,858
Furniture and equipment	3,823	2,414
Software	200	167
	15,875	14,289
Less: accumulated depreciation and amortization	3,753	3,447
Net premises and equipment	$12,122	$10,842

The Company occupies banking and office space in twenty locations, fifteen of which are under noncancellable lease arrangements accounted for as operating leases. The initial lease periods range from 5 to 20 years and provide for one or more renewal options. Rent expense applicable to operating leases amounted to $1.4 million, $903 thousand and $856 thousand for the years ended December 31, 2014, 2013 and 2012, respectively.

Depreciation and amortization expense for premises and equipment were $734 thousand, $599 thousand and $523 thousand for the years ended December 31, 2014, 2013 and 2012, respectively

Future minimum lease payments under noncancellable operating leases within the years ending December 31, having an initial term in excess of one year are as follows:

(in thousands)
2015	$1,301
2016	1,270
2017	1,277
2018	1,307
2019	992
Thereafter	2,511
Total minimum lease payments	$8,658